AMENDED AND RESTATED
BY‑LAWS

of

FEDERATED HERMES PREMIER MUNICIPAL INCOME FUND
(effective as of February 9, 2021)
(formerly: Federated Premier Municipal Income Fund)

A Delaware Statutory Trust

Dated as of February 9, 2021

INTRODUCTION

A.  Agreement and Declaration of Trust.  These by-laws shall be subject to the Agreement and Declaration of Trust, as from time to time in effect (the “Declaration of Trust”), of Federated Premier Municipal Income Fund, a Delaware statutory trust (the “Trust”).  In the event of any inconsistency between the terms hereof and the terms of the Declaration of Trust, the terms of the Declaration of Trust shall control.

B.  Definitions.  Capitalized terms used herein and not herein defined are used as defined in the Declaration of Trust.

ARTICLE I
OFFICES

Section 1.  PRINCIPAL OFFICES. The Trustees shall fix and, from time to time, may change the location of the principal executive office of the Trust at any place within or outside the State of Delaware.

Section 2.  DELAWARE OFFICE.  The Trustees shall establish a registered office in the State of Delaware and shall appoint a registered agent for service of process in the State of Delaware.

Section 3.  OTHER OFFICES.  The Board may at any time establish branch or subordinate offices at any place or places where the Trust intends to do business.

ARTICLE II
MEETINGS OF SHAREHOLDERS

Section 1.  PLACE OF MEETINGS.  Meetings of shareholders shall be held at any place within or outside the State of Delaware designated by the Board. In the absence of any such designation by the Board, shareholders' meetings shall be held at the principal executive office of the Trust.  Subject to any applicable requirements of the 1940 Act, any meeting, regular or special, may be held by conference telephone or similar communication equipment, so long as all persons participating in the meeting can hear one another, and all such persons shall be deemed to be present in person at such meeting for purposes of the DBTA and, to the extent permitted, the 1940 Act. For purposes of these By-Laws, the term “shareholder” shall mean a record owner of shares of the Trust.

Section 2.  CALL OF MEETING.  Meetings of the shareholders shall be called as provided in Section 10.1 of the Declaration.

Section 3.  NOTICE OF SHAREHOLDERS' MEETING.  All notices of meetings of shareholders shall be sent or otherwise given in accordance with Section 4 of this Article II not less than seven (7) nor more than one hundred twenty (120) days before the date of the meeting.  The notice shall specify (i) the place, date and hour of the meeting, and (ii) the general nature of the business to be transacted.  The notice of any meeting at which trustees are to be elected also shall include the name of any nominee or nominees who at the time of the notice are intended to be presented for election.  Except with respect to adjournments as provided herein, no business shall be transacted at such meeting other than that specified in the notice.

Section 4.  MANNER OF GIVING NOTICE; AFFIDAVIT OF NOTICE.  Notice of any meeting of shareholders shall be given either personally or by first-class mail, courier, telegraphic, facsimile or electronic mail, or other written communication, charges prepaid, addressed to the shareholder at the address of that shareholder appearing on the books of the Trust or its transfer agent or given by the shareholder to the Trust for the purpose of notice.  If no such address appears on the Trust's books or is given, notice shall be deemed to have been given if sent to that shareholder by first-class mail, courier, telegraphic, facsimile or electronic mail, or other written communication to the Trust's principal executive office.  Notice shall be deemed to have been given at the time when delivered personally, deposited in the mail or with a courier, or sent by telegram, facsimile, electronic mail or other means of written communication.

If any notice addressed to a shareholder at the address of that shareholder appearing on the books of the Trust is returned to the Trust marked to indicate that the notice to the shareholder cannot be delivered at that address, all future notices or reports shall be deemed to have been duly given without further mailing, or substantial equivalent thereof, if such notices shall be available to the shareholder on written demand of the shareholder at the principal executive office of the Trust for a period of one year from the date of the giving of the notice.

An affidavit of the mailing or other means of giving any notice of any shareholders' meeting shall be executed by the secretary, assistant secretary, transfer agent, or solicitation agent of the Trust giving the notice and shall be filed and maintained in the records of the Trust.  Such affidavit shall, in the absence of fraud, be prima facie evidence of the facts stated therein.

Section 5.  ADJOURNED MEETING; NOTICE.  Any shareholders' meeting, whether or not a quorum is present, may be adjourned from time to time (and at any time during the course of the meeting) by a majority of the votes cast by those shareholders present in person or by proxy, or by the chairman of the meeting.  Any adjournment may be with respect to one or more proposals, but not necessarily all proposals, to be voted or acted upon at such meeting and any adjournment will not delay or otherwise affect the effectiveness and validity of a vote or other action taken at a shareholders' meeting prior to adjournment.

When any shareholders' meeting is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken, unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than one hundred eighty (180) days from the record date set for the original meeting, in which case the Board shall set a new record date.  If notice of any such adjourned meeting is required pursuant to the preceding sentence, it shall be given to each shareholder of record entitled to vote at the adjourned meeting in accordance with the provisions of Sections 3 and 4 of this Article II.  At any adjourned meeting, the Trust may transact any business that might have been transacted at the original meeting.

Section 6.  VOTING.  The shareholders entitled to vote at any meeting of shareholders shall be determined in accordance with the provisions of the Declaration of Trust and these By-Laws, as in effect at such time.  The shareholders' vote may be by voice vote or by ballot; provided, however

, that any election of trustees must be by ballot if demanded by any shareholder before the voting has begun.  Any shareholder may vote part of the shares in favor of the proposal and refrain from voting the remaining shares or vote them against the proposal, but if the shareholder fails to specify the number of shares which the shareholder is voting affirmatively, it will be conclusively presumed that the shareholder's approving vote is with respect to the total shares that the shareholder is entitled to vote on such proposal.

Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at a shareholders' meeting.  Abstentions and broker non-votes will be treated as votes present at a shareholders' meeting, but will not be treated as votes cast.  Abstentions and broker non-votes, therefore, will have no effect on proposals which require a plurality or majority of votes cast for approval, but will have the same effect as a vote "against" on proposals requiring a majority or other specified percentage of outstanding voting securities for approval.

Section 7.  QUORUM.  Except when a larger quorum is required by applicable law, the Declaration of Trust or these By-Laws, the holders of thirty-three and one third (33-1/3) percent of the shares outstanding and entitled to vote on any matter at a meeting present in person or represented by proxy shall constitute a quorum at such meeting of the shareholders for purposes of conducting business on such matter. When a separate vote by one or more series or classes is required by applicable law, the Declaration or these By-Laws, the holders of thirty-three and one third (33-1/3) percent of the outstanding shares of each such series or class entitled to vote present in person or represented by proxy at a shareholders’ meeting shall constitute a quorum of such series or class.  Notwithstanding the foregoing, the holders of a majority of the outstanding shares entitled to vote in person or represented by proxy shall constitute a quorum for the election of Trustees and the consideration of voting rights for shares obtained in a Control Share Acquisition.

Section 8.  WAIVER OF NOTICE BY CONSENT OF ABSENT SHAREHOLDERS.  The transactions of a meeting of shareholders, however called and noticed and wherever held, shall be valid as though transacted at a meeting duly held after regular call and notice if a quorum is present either in person or by proxy.  Attendance by a person at a meeting shall also constitute a waiver of notice of that meeting with respect to that person, except when the person objects at the beginning of the meeting to the transaction of any business because the meeting is not lawfully called or convened and except that such attendance is not a waiver of any right to object to the consideration of matters not included in the notice of the meeting if that objection is expressly made at the beginning of the meeting.  Whenever notice of a meeting is required to be given to a shareholder under the Declaration of Trust or these By-Laws, a written waiver thereof, executed before or after the meeting by such shareholder or his or her attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.

Section 9.  PROXIES.  Every shareholder entitled to vote for trustees or on any other matter shall have the right to do so either in person or by one or more agents authorized by a written proxy signed by the shareholder and filed with the secretary of the Trust; provided, that an alternative to the execution of a written proxy may be permitted as provided in the second paragraph of this Section 9.  A proxy shall be deemed signed if the shareholder's name is placed on the proxy (whether by manual signature, typewriting, telegraphic transmission or otherwise) by the shareholder or the shareholder's attorney-in-fact.  A validly executed proxy which does not state that it is irrevocable shall continue in full force and effect unless (i) revoked by the shareholder executing it by a written notice delivered to the Trust prior to the exercise of the proxy or by the shareholder's execution of a subsequent proxy or attendance and vote in person at the meeting; or (ii) written notice of the death or incapacity of the shareholder is received by the Trust before the proxy's vote is counted; provided, however, that no proxy shall be valid after the expiration of eleven (11) months from the date of the proxy unless otherwise provided in the proxy.  The revocability of a proxy that states on its face that it is irrevocable shall be governed by the provisions of the General Corporation Law of the State of Delaware.

With respect to any shareholders' meeting, the Board may act to permit the Trust to accept proxies by any electronic, telephonic, computerized, telecommunications or other reasonable alternative to the execution of a written instrument authorizing the proxy to act, provided the shareholder's authorization is received within eleven (11) months before the meeting.  A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them.  A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest with the challenger.

Section 10.  INSPECTORS OF ELECTION.  Before any meeting of shareholders, the Board may appoint any person other than nominees for office to act as inspector of election at the meeting or its adjournment.  If no inspector of election is so appointed, the chairman of the meeting may, and on the request of any shareholder or a shareholder's proxy shall, appoint an inspector of election at the meeting.  If any person appointed as inspector fails to appear or fails or refuses to act, the chairman of the meeting may, and on the request of any shareholder or a shareholder's proxy shall, appoint a person to fill the vacancy.

The inspector shall:

(a)  determine the number of shares outstanding and the voting power of each, the shares represented at the meeting, the existence of a quorum and the authenticity, validity and effect of proxies;

(b)  receive votes, ballots or consents;

(c)  hear and determine all challenges and questions in any way arising in connection with the right to vote;

(d)  count and tabulate all votes or consents;

(e)  determine when the polls shall close;

(f)  determine the result of voting or consents; and

(g)  do any other acts that may be proper to conduct the election or vote with fairness to all shareholders.

Section 11.  NOMINATIONS AND PROPOSALS

(a)Annual Meetings of Shareholders

(1)  Nominations of persons for election to the Board and the proposal of business to be considered by the shareholders may be made at an annual meeting of shareholders solely (A) pursuant to the Trust’s notice of meeting given by the Board, as described in Section 4 of this Article II of these By-Laws; (B) by or at the direction of the Board; or (C) by any shareholder of the Trust who was a shareholder of record both at the time of the Trust’s notice of meeting and at the time of the annual meeting, who is entitled to vote at the meeting, and who complied with the notice provisions set forth in this Section 11.

(2)In addition to any other applicable requirements, for nominations or other business properly to be brought before an annual meeting by a shareholder pursuant to clause (C) of paragraph (a)(1) of this Section 11, the shareholder must have given timely notice thereof in writing to the Secretary of the Trust and such other business must be a proper matter for shareholder action. To be timely, a shareholder’s notice shall be delivered to the Secretary at the principal executive offices of the Trust not later than the close of business on the ninetieth (90th) day nor earlier than the close of business on the one hundred-twentieth (120th) day prior to the first anniversary of the preceding year’s annual meeting of shareholders; provided, however, that in the event that the date of the annual meeting is more than thirty (30) days before or more than sixty (60) days after such anniversary date, notice by the shareholder in order to be timely must be so delivered not later than the close of business on the later of the ninetieth (90th) day prior to such annual meeting or the tenth (10th) day following the day on which public announcement of the date of such meeting is first made. In no event shall the adjournment or postponement of an annual meeting, or the public announcement of such an adjournment or postponement, commence a new time period (or extend any time period) for the giving of a shareholder’s notice as described above.

(3)Such shareholder’s notice shall set forth:

(A) as to each person whom the shareholder proposes to nominate for election or reelection as a Trustee (each, a “proposed nominee”):

(i) the name, age, business address and residence address of such proposed nominee;

(ii) the principal occupation or employment of such proposed nominee;

(iii) the class and number of shares of the Trust that are beneficially owned or owned of record by such proposed nominee;

(iv) the date such shares were acquired by such proposed nominee and the investment intent of such acquisition;

(v) a statement as to whether the shareholder believes such proposed nominee is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940), a statement as to whether such proposed nominee meets the other requirements of applicable law to serve as a Trustee, including, without limitation, those pursuant to the Investment Company Act of 1940, as amended, and the rules adopted by the Securities and Exchange Commission and principal listing exchange upon which the shares are listed, and information regarding such proposed nominee that will be sufficient for the Trust itself to make such determinations and otherwise evaluate whether such nominee is subject to any material conflict of interest;

(vi) all other information relating to such proposed nominee that is required to be disclosed in solicitations of proxies for election of Trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules and regulations promulgated thereunder;

(vii) such proposed nominee’s written consent to being named in the proxy statement as a nominee and to serving as a Trustee if elected; and

(viii) information to establish to the satisfaction of the Board that the proposed nominee satisfies the Trustee qualifications as set out in the Declaration of Trust;

(B)  as to any other business that the shareholder proposes to bring before the meeting, a brief description of the business desired to be brought before the meeting, the text of the proposal or business (including the text of any resolutions proposed for consideration and in the event that such business includes a proposal to amend the Trust’s Declaration of Trust, the language of the proposed amendment), the reasons for conducting such business at the meeting and any material interest in such business of such shareholder (including any anticipated benefit to the shareholder therefrom) and of each beneficial owner, if any, on whose behalf the proposal is made; and

(C) as to the shareholder giving the notice and each beneficial owner, if any, on whose behalf the nomination or proposal is made:

(i) the name and address of such person, as they appear on the Trust’s stock ledger and current name and address, if different, and of such beneficial owner;

(ii) the class or series and number of all shares of the Trust which are owned beneficially and of record by such shareholder and such beneficial owner;

(iii) the date such shares were acquired and the investment intent of such acquisition;

(iv) a description of any agreement, arrangement or understanding with respect to the nomination or proposal between or among any such shareholder and/or such beneficial owner and/or other shareholder, any of their respective affiliates or associates, and any other acting in concert with any of the foregoing;

(v) a description of any agreement, arrangement or understanding (including any derivative or short positions, profit interests, options, warrants, convertible securities, share appreciation or similar rights, hedging transactions, and borrowed or loaned shares) that has been entered into as of the date of the shareholder’s notice by, or on behalf of, such shareholder and/or such beneficial owners and/or other shareholder, whether or not such instrument or right shall be subject to settlement in underlying shares of the Trust, the effect or intent of which is to mitigate loss to, manage risk or benefit of share price changes for, or increase or decrease the voting power of, such shareholder or such beneficial owner, with respect to securities of the Trust;

(vi) a representation that the shareholder is a holder of record of shares of the Trust entitled to vote at such meeting and intends to appear in person or by proxy at the meeting to propose such business;

(vii) a representation whether the shareholder or the beneficial owner, if any, intends or is part of a group which intends (y) to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the Trust’s outstanding voting power required to approve or adopt the proposal or elect each proposed nominee and/or (z) otherwise to solicit proxies or votes from shareholders in support of such proposal or nomination;

(viii) any other information relating to such shareholder and beneficial owner, if any, required to be disclosed in a proxy statement or other filings required to be made in connection with solicitations of proxies for, as applicable, the proposal and/or the election of Trustees in an election contest pursuant to and in accordance with Section 14(a) of the Exchange Act and the rules and regulations promulgated thereunder; and

(ix) a statement certifying as to the completeness and accuracy of the information provided.

(4)  The foregoing notice requirements of this Section 11 shall be deemed satisfied by a shareholder with respect to business proposed to be brought before a meeting if the shareholder has notified the Trust of his, her or its intention to present a proposal at an annual meeting in compliance with applicable rules and regulations promulgated under the Exchange Act, including Rule 14a-8 thereunder, and such shareholder’s proposal has been included in a proxy statement that has been prepared by the Trust to solicit proxies for such annual meeting. The Trust may require any proposed nominee to furnish such other information as the Trust may reasonably require to determine the qualifications and eligibility of such proposed nominee to serve as a Trustee of the Trust.

(5)  A shareholder of record providing notice of a nomination or business proposed to be brought before a meeting of shareholders shall further update and supplement such notice, if necessary, so that the information provided or required to be provided in such notice pursuant to this Section 11 shall be true and correct as of the record date for determining the shareholders entitled to receive notice of the meeting and such update and supplement shall be delivered to or be mailed and received by the Secretary at the principal executive offices of the Trust not later than five business days after the public announcement or disclosure of the record date for determining the shareholders entitled to receive notice of the meeting.

For the avoidance of doubt, upon written request by the Secretary of the Trust or the Board or any committee thereof, any such shareholder shall provide, within five (5) business days of delivery of such request (or such other period as may be specified in such request), (1) written verification, satisfactory, in the discretion of the Secretary of the Trust or the Board, to demonstrate the accuracy of any information submitted by the shareholder pursuant to this Section and (2) a written update of any information previously submitted pursuant to this Section as of an earlier date.  If a shareholder fails to provide such written verification or written update within such period, the information as to which a written verification or a written update was requested may be deemed not to have been provided in accordance with this Section and, accordingly, may be deemed to be insufficient for purposes of this Section. If information submitted pursuant to this Section by any shareholder shall be inaccurate in any material respect, such information may be deemed not to have been provided in accordance with this Section.  If a shareholder fails to provide such written verification or written update within such period, the information as to which written verification or a written update was requested shall be deemed not to have been provided in accordance with this Section 11.

(6)  Notwithstanding anything in the second sentence of paragraph (a)(2) of this Section 11 to the contrary, in the event that the number of Trustees to be elected to the Board of the Trust at an annual meeting is increased effective after the time period for which nominations would otherwise be due under paragraph (a)(2) of this Section 11 and there is no public announcement by the Trust naming the nominees for the additional Trustee positions at least one hundred (100) days prior to the first anniversary of the preceding year’s annual meeting, a shareholder’s notice required by this Section 11 shall also be considered timely, but only with respect to nominees for the additional Trustees, if it shall be delivered to the Secretary at the principal executive offices of the Trust not later than the close of business on the tenth (10th) day following the day on which such public announcement is first made by the Trust.

(7)  The Board may require any proposed nominee to complete and return to the Trust within five (5) business days of such request: (a) a Trustee questionnaire in such form available from the Secretary of the Trust upon request by the shareholder, (b) a consent to undergo a background check, and/or (c) such other information as the Board may reasonably require or deem necessary to determine the eligibility and fitness of such proposed nominee to serve as a Trustee.

(b)Special Meetings of Shareholders.  Only such business shall be conducted at a special meeting of shareholders as shall have been brought before the meeting pursuant to the Trust’s notice of meeting. Nominations of persons for election to the Board may be made at a special meeting at which Trustees are to be elected (1) pursuant to the Trust’s notice of meeting given by the Board; (2) by or at the direction of the Board or any committee thereof or (3) provided that the Board has determined that Trustees will be elected at such special meeting, by any shareholder of the Trust who was a shareholder of record both at the time of the Trust’s notice of meeting and at the time of the special meeting, who is entitled to vote at the meeting and upon such election and who complies with the notice procedures set forth in this Section 11. In the event the Trust calls a special meeting for the purpose of electing one or more Trustees to the Board, any such shareholder entitled to vote in such election of Trustees may nominate a person or persons (as the case may be) for election to such position(s) as specified in the Trust’s notice of meeting, if the shareholder’s notice shall be delivered to the Secretary at the principal executive offices of the Trust not earlier than the close of business on the one hundred twentieth (120th) day prior to such special meeting and not later than the close of business on the later of the ninetieth (90th) day prior to such special meeting or the tenth (10th) day following the day on which public announcement is first made of the date of the special meeting and of the nominees proposed by the Board to be elected at such special meeting. In no event shall the public announcement of an adjournment or postponement of a special meeting commence a new time period (or extend any time period) for the giving of a shareholder’s notice as described above.  A shareholder’s notice pursuant to this Section 11(b) shall be required to include the information set forth in Section 11(a)(3).

(c)General.  (1) Except as otherwise expressly provided in any applicable rule or regulation promulgated under the Exchange Act, only such persons who are nominated in accordance with the procedures set forth in this Section 11 shall be eligible to be elected at an annual or special meeting of shareholders of the Trust to serve as Trustees and only such business shall be conducted at a meeting of shareholders as shall have been brought before the meeting in accordance with the procedures set forth in this Section 11. Except as otherwise provided by law, the Declaration of Trust or these By-Laws, the Chair (or such other officer presiding at the meeting shall have the power (A) to determine whether a nomination or any business proposed to be brought before the meeting was made or proposed, as the case may be, in accordance with the procedures set forth in this Section 11 (including whether the shareholder or beneficial owner, if any, on whose behalf the nomination or proposal is made solicited (or is part of a group which solicited) or did not so solicit, as the case may be, proxies or votes in support of such shareholder’s nominee or proposal in compliance with such shareholder’s representation as required by clause (a)(3)(C)(vii) of this Section 11), and (B) if any proposed nomination or business was not made or proposed in compliance with this Section 11, to declare that such defective proposal or nomination shall be disregarded or that such proposed business shall not be transacted. Notwithstanding the foregoing provisions of this Section 11, unless otherwise required by law, if the shareholder (or a qualified representative of the shareholder) does not appear at the annual or special meeting of shareholders of the Trust to present a nomination or proposed business, such nomination shall be disregarded and such proposed business shall not be transacted, notwithstanding that proxies in respect of such vote may have been received by the Trust. For purposes of this Section 11, to be considered a qualified representative of the shareholder, a person must be a duly authorized officer, manager or partner of such shareholder or must be authorized by a writing executed by such shareholder or an electronic transmission delivered by such shareholder to act for such shareholder as proxy at the meeting of shareholders and such person must produce such writing or electronic transmission, or a reliable reproduction of the writing or electronic transmission, at the meeting of shareholders.

(2)For purposes of this Section 11, “public announcement” shall mean disclosure in a press release reported by a national news service or in a document publicly filed by the Trust with the

Securities and Exchange Commission (the “Commission”) pursuant to Section 13, 14 or 15(d) of the Exchange Act and the rules and regulations promulgated thereunder.

(3)Notwithstanding the foregoing provisions of this Section 11, a shareholder shall also comply with all applicable requirements of the Exchange Act and the rules and regulations promulgated thereunder with respect to the matters set forth in this Section 11; provided however, that any references in these By-Laws to the Exchange Act or the rules and regulations promulgated thereunder are not intended to and shall not limit any requirements applicable to nominations or proposals as to any other business to be considered pursuant to this Section 11 (including Section 11(a)(1)(C) and Section 11(b) hereof), and compliance with Section 11(a)(1)(C) and Section 11(b) hereof shall be the exclusive means for a shareholder to make nominations or submit other business (other than, as provided in the first sentence of Section 11(a)(4), business other than nominations brought properly under and in compliance with Rule 14a-8 of the Exchange Act, as may be amended from time to time). Nothing contained in this Section 11 of this Article II shall be deemed to affect any rights of (A) shareholders to request inclusion of proposals in the Trust’s proxy statement pursuant to Rule 14a-8 under the Exchange Act (or any successor provision of law), or (B) the holders of any class of preferred shares of beneficial interest to elect Trustees under specified circumstances.

Section 12.  ORGANIZATION AND CONDUCT OF SHAREHOLDERS’ MEETINGS.  The Board may adopt by resolution such rules and regulations for the conduct of any meeting of the shareholders as it shall deem appropriate. Except to the extent inconsistent with such rules and regulations as adopted by the Board, the chair of any meeting of the shareholders shall have the right and authority to prescribe such rules, regulations and procedures and to do all such acts as, in the judgment of such chair, are appropriate for the proper conduct of the meeting. Such rules, regulations or procedures, whether adopted by the Board or prescribed by the chair of the meeting, may include, without limitation, the following: (a) the establishment of an agenda or order of business for the meeting; (b) the determination of when the polls shall open and close for any given matter to be voted on at the meeting; (c) rules and procedures for maintaining order at the meeting and the safety of those present, including removing any shareholder or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the chair of the meeting; (d) limitations on attendance at and participation in the meeting to shareholders, their duly authorized and constituted proxies or such other persons as the chair of the meeting shall determine; (e) restrictions on entry to the meeting after the time fixed for the commencement thereof; (f) limitations on the time allotted to questions or comments by shareholders; and (g) the extent to which, if any, other participants are permitted to speak.

ARTICLE IIA

CONTROL SHARE ACQUISITIONS

Section 1. DEFINITIONS. As used in this Article IIA, the following terms have the meanings specified below:

(a) “Associate” shall mean, with respect to any Person (as defined in this Section), (i) any Person who directly or indirectly controls or is controlled by, or is under common control with such Person, “control,” as used in this subsection meaning the possession, direct or indirect, of the power to direct or cause the direction of the management or policies of a person, whether through the ownership of voting securities, by contract or otherwise; (ii) any Person who is acting or intends to act jointly or in concert with such Person in connection with a Control Share Acquisition (as defined in this Section); (iii) any corporation or organization of which such Person is an officer, director or partner or in which such Person performs a similar function; (iv) any direct or indirect beneficial owner of ten percent (10%) or more of any class of equity securities of such Person; (v) any trust or estate in which such Person has a beneficial interest not represented by transferable shares or as to which such Person serves as trustee or in a similar fiduciary capacity; and (vi) any relative or spouse of such Person, or any relative of such spouse, any one of whom has the same residence as such Person.

(b) “Beneficial ownership” shall mean the sole or shared power to dispose or direct the disposition of shares or the sole or shared power to vote or to direct the voting of shares, whether such power is direct or indirect or through any contract, arrangement, understanding, relationship or otherwise. A Person shall not be deemed to be a beneficial owner of shares as to which such person may exercise voting power solely by virtue of a revocable proxy conferring the right to vote. A member of a national securities exchange shall not be deemed to be a beneficial owner of shares held directly or indirectly by he, she or it on behalf of another Person solely because such member is the record holder of such securities and, pursuant to the rules of such exchange, may direct the vote of such shares, without instruction, on other than contested matters or matters that may affect substantially the rights or privileges of the holders of the shares to be voted but is otherwise precluded by the rules of such exchange from voting without instructions.

(c) (i) “Control Share Acquisition” shall mean, except as set forth in Section 1(c)(iii) of this Article IIA, the acquisition by any Person of beneficial ownership of shares which, but for the provisions of this Article IIA, would have voting rights and which, when added to all other shares beneficially owned by such Person, would entitle such Person, upon acquisition of such shares, to vote or direct the voting of shares having voting power in the election of Trustees within any of the following ranges of such voting power:

(1) one-tenth (1/10th) or more but less than one-fifth (1/5th) of all voting power;

(2) one fifth (1/5th) or more but less than one-third (1/3rd) of all voting power;

(3) one-third (1/3rd) or more but less than a majority of all voting power; or

(4) a majority or more of all voting power.

(ii) Except as otherwise provided in this Article IIA, all shares acquired by such Person within a ninety (90) day time frame, which (i) result in such Person holding beneficial ownership within a range of voting power described in Section 1(c)(i) of this Article IIA that has not been approved by shareholders in the manner prescribed by Section 4 of this Article IIA, shall be deemed to have been acquired in the same Control Share Acquisition for purposes of this Article IIA, regardless of whether this Article IIA was in effect during the entire ninety (90) day period.

(iii) Any Person’s acquisition of beneficial ownership acquired pursuant to the following methods shall not be considered a Control Share Acquisition; provided, however, that if such Person acquires additional beneficial ownership in a manner not described in this Section 1(c)(iii), which results in such Person holding shares within a range of voting power described in Section 1(c)(i) of this Article IIA that has not been approved by shareholders in the manner prescribed by Section 4 of this Article IIA, such additional acquisition shall be considered a Control Share Acquisition. A Control Share Acquisition shall not include the acquisition of beneficial ownership of shares acquired:

(1) before February 9, 2021 or pursuant to a written contract existing before February 9, 2021 that creates a binding obligation to acquire shares at a predetermined price; provided, for the avoidance of doubt, that shares of the Trust acquired before February 9, 2021 or pursuant to such a contract existing before February 9, 2021 shall, pursuant to Section 1(c)(i) of this Article IIA above, be added to shares the beneficial ownership of which is acquired after February 9, 2021 (and not pursuant to such a contract to acquire shares existing before February 9, 2021) for purposes of determining whether a Control Share Acquisition has taken place or will take place following February 9, 2021;

(2) by will or pursuant to the laws of descent and distribution;

(3) pursuant to the satisfaction of a pledge or other security interest created in good faith and not for the purpose of circumventing the provisions of this Article IIA ;

(4) pursuant to a reorganization, merger or other consolidation, but only if such reorganization, merger or other consolidation (i) is pursuant to an agreement or plan of reorganization or merger to which the Trust is a party, (ii) complies with Article XI, Section 11.7 of the Declaration of Trust, (iii) is not caused, directly or indirectly, by such Person, and (iv) does not include party(ies) in which such Person already holds shares that would be deemed shares obtained in a Control Share Acquisition if Article IIA of these Bylaws applied to such other party(ies) ;

(5) directly from the Trust provided such acquisition (i) complies with Article XI, Section 11.7 of the Declaration of Trust, and (ii) is not caused, directly or indirectly, by such Person;

(6) by any registered investment company that is required to, and does, “mirror vote” its shares in accordance with any Securities and Exchange Commission rule, regulations, and/or order;

(7) by a Person whose voting rights with respect to shares were previously authorized by the shareholders of the Trust in compliance with this Article IIA, unless such acquisition, when added to all other shares beneficially owned by the Person making such acquisition, would entitle such acquiring Person to, directly or indirectly, vote or direct the voting of shares having voting power in the election of Trustees in excess of the range of voting power within which all shares beneficially owned by such Person whose voting rights were previously so authorized had voting power immediately following such authorization; or

(8) in connection with the acquisition of beneficial ownership of shares that is approved, either prior to or after such acquisition, by the Board, who in such approval specified that the terms of this Article IIA shall not apply to such transaction.

(d) “Control Share Acquisition Statement” shall mean a statement satisfying the requirements of Section 2 of this Article IIA below.

(e) “Interested Shares” shall mean shares that are beneficially owned by: (i) any Person who has acquired beneficial ownership of shares in a Control Share Acquisition; and (ii) any Trustee or officer of the Trust.

For the avoidance of doubt, any Person whose voting rights in connection with a Control Share Acquisition are subject to a shareholder vote at a meeting of shareholders pursuant to Section 4 of this Article IIA shall be deemed to hold Interested Shares with respect to any shareholder vote at such meeting on voting rights in connection with a Control Share Acquisition by any other Person.

(f) “Person” shall mean and include individuals, corporations, partnerships, trusts, limited liability companies, associations, joint ventures and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof and any Associate of such Person.

Section 2. Delivery of Control Share Acquisition Statement. Any Person who has made a Control Share Acquisition or has made a bona fide written offer to make a Control Share Acquisition and desires to vote the shares acquired in connection therewith, shall deliver to the Trust, personally or by registered, certified or overnight mail at its principal executive office, a Control Share Acquisition Statement in accordance with Section 3 of this Article IIA below, which shall contain the following:

(a) the identity of such Person and any Associate of such Person who intends to acquire or has acquired beneficial ownership of shares;

(b) a statement that such Control Share Acquisition Statement is being made and delivered pursuant to the provisions of this Article IIA ;

(c) the number and class or series of shares of the Trust beneficially owned by such Person and each Associate of such Person prior to the Control Share Acquisition;

(d) the number of shares acquired or proposed to be acquired by such Person pursuant to the Control Share Acquisition and the range of voting power to which the Control Share Acquisition is or, if consummated, would be subject pursuant to the provisions of Section 1(c)(i) of this Article IIA;

(e) a description of the terms and conditions of the proposed or completed Control Share Acquisition, including but not limited to the prices paid by such Person in the Control Share Acquisition, the dates upon which the shares will be or were acquired, and from whom such shares were or will be acquired, if known; and

(f) whether such Person, his, her or its Affiliates or Associates intends to effect any of the following if such Control Share Acquisition is approved pursuant to Section 4(b) of this Article IIA: (i) a merger, share exchange, recapitalization, reorganization, business combination or liquidation that involves the Trust, (ii) a sale or transfer of a material amount of the Trust’s assets, (iii) any change in the  management of the Trust, including any plans or proposals to change the number of Trustees or term of any Trustee or to fill any existing vacancies on the Board, and (iv) any other material change in the Trust’s Declaration of Trust, Bylaws, business (including, without limitation, any investment objective or strategy) or trust structure.

Section 3. Meeting of Shareholders.

(a) A Person delivering the Control Share Acquisition Statement shall be entitled to have such Person’s voting rights with respect to shares acquired or proposed to be acquired in a Control Share Acquisition considered at an upcoming meeting of shareholders, if:

(i) such Person delivers, contemporaneously with the Control Share Acquisition Statement, a demand that the Trust call a special meeting of shareholders for the purpose of considering whether such Person will have voting rights with respect to the shares acquired in a Control Share Acquisition (a “Demand”).  If such Demand is made less than five months before the first anniversary of the preceding year’s annual meeting of shareholders, such Demand shall not be effective unless accompanied by an undertaking by such Person to pay the Trust’s reasonable expenses in connection with the special meeting other than the expenses of the Trust incurred in opposing a vote to authorize voting rights of such Person for the shares acquired or proposed to be acquired in the Control Share Acquisition. The Trustees may require the Person making the Demand to give a bond, with sufficient surety, or may require such Person to deposit cash in escrow to reasonably assure the Trust that this undertaking will be satisfied.  Unless the Person delivering the Control Share Acquisition Statement and the Trust agree otherwise, the Trustees, within ten (10) days after the receipt of the Demand, shall call a special meeting of shareholders for the purpose of considering whether voting rights of such Person shall be authorized for the shares acquired or to be acquired in the Control Share Acquisition (with such special meeting to be held within the time periods specified below); provided, however, that a shareholder may only submit one Demand per 365-day period. As promptly as reasonably practicable after the Trustees have called the special meeting of shareholders, the Trust shall give written notice of the special meeting to shareholders. Such notice shall be given not less than twenty (20) days before the date of the special meeting. Unless the Person delivering the Control Share Acquisition Statement and the Trust shall agree to a later date, the special meeting of shareholders shall be held not more than seventy-five (75) days after the receipt by the Trust of the Demand. If the person delivering the Control Share Acquisition Statement so requests in the Demand, the special meeting of shareholders shall be held no sooner than thirty (30) days after receipt by the Trust of the Demand.

(1) A Demand delivered pursuant to Section 3 of this Article IIA shall not be considered notice of shareholder proposal for purposes of Section 11 of Article II of these By-Laws and shall not be subject to the informational requirements or deadlines associated therewith.

(2) For the avoidance of doubt, a Demand delivered pursuant to Section 3 of this Article IIA shall be limited to the consideration of the voting rights of the Person making or proposing to make the Control Share Acquisition to be authorized for only those shares acquired within the range of voting power to which the Control Share Acquisition is subject pursuant to the provisions of Section 1(c)(i) of this Article IIA above, and any shares acquired in excess of such range shall constitute a separate Control Share Acquisition with respect to the next range of voting power and, therefore, shall be treated separately for purposes of applying the provisions of this Article IIA.

(ii) such Person delivers a Control Share Acquisition Statement to the Trust prior to an annual or special meeting of shareholders called by the Trust in compliance with the timeframes set forth in Section 11(a)(2) of Article II with respect to an annual meeting and in Section 11(b) of Article II with respect to a special meeting.  A Control Share Acquisition Statement shall not be considered notice of shareholder proposal for purposes of Section 11 of Article II of these By-Laws and shall not be subject to the informational requirements therewith.

(iii) such Person, who initially acquires shares in a Control Share Acquisition that occurs after timeframes set forth in the second paragraph of Section 11(a)(2) of Article II with respect to an annual meeting and in Section 11(b) of Article II with respect to a special meeting, but prior to the record date of shareholders entitled to vote at such meeting, delivers a Control Share Acquisition Statement to the Trust and at least ten (10) days prior to such meeting; provided, however, that the Trust shall not be obligated to submit the voting rights with respect to shares acquired or proposed to be acquired in a Control Share Acquisition to a shareholder vote if the shares acquired in connection therewith are acquired after the record date of shareholders entitled to vote at such meeting.  Nothing in this Article IIA shall restrict a Person, who is a holder of record as of the record date of shareholders entitled to vote at such meeting, from soliciting proxies in favor of such Person.

(b) The notice to shareholders of any annual or special meeting at which the authorization of voting rights of the Person making or proposing to make the Control Share Acquisition for the shares acquired or proposed to be acquired in the Control Share Acquisition is to be considered shall be directed to all shareholders as of the record date set for such meeting. Such notice shall include or be accompanied by a copy of the Control Share Acquisition Statement received by the Trust pursuant to this Section 3 and such other information as the Trust deems appropriate.

(c) A Person whose voting rights with respect to shares acquired or proposed to be acquired in a Control Share Acquisition are considered at a meeting of shareholders (with respect to one of the four ranges of voting power specified in Section 1(c)(i) of this Article IIA above) and not approved shall not have voting rights with respect to such shares acquired in such Control Share Acquisition until approved at a meeting of shareholders.  Such Person may deliver a Control Share Acquisition Statement (in accordance with Section 2 of this Article IIA above) with respect to such shares (and/or any other shares acquired or proposed to be acquired in a Control Share Acquisition with respect to the same range of voting power) to be considered at a later meeting of shareholders, provided such Person delivers an additional Control Share Acquisition Statement to the Trust, with any updates necessary to ensure such information is correct.

Section 4. Authorization of Voting Rights. (a) The beneficial owner of shares of the Trust acquired in any Control Share Acquisition shall have only such voting rights with respect to such shares as are authorized pursuant to Section 4 of this Article IIA.

(b) The beneficial owner of shares acquired in a Control Share Acquisition shall have the same voting rights with respect to those shares as the beneficial owners of all other shares of the Trust only to the extent authorized by vote of shareholders at a meeting of shareholders. Such authorization shall require the affirmative vote of a majority of the shares present at a meeting held by the shareholders entitled to vote on such authorization at the meeting provided a quorum is present.  Interested Shares shall be disregarded for determining a quorum and shall not be entitled to vote with respect to such authorization.

(c) If voting rights of the beneficial owners of shares acquired in a Control Share Acquisition are not authorized pursuant to Section 4(b) of this Article IIA: (i) such beneficial owner shall not be “entitled to vote” such shares and such shares held by such beneficial owner shall not be “entitled to vote” on any matters within the meaning of Article X, Section 10.2 of the Declaration of Trust and Article II, Section 6 of these By-Laws; (ii) such beneficial owner shall be entitled to vote such shares in connection with any matter with respect to which the Declaration of Trust requires action by or approval or affirmative vote of a specific percentage of outstanding shares; provided that action or approval with respect to any such matter shall also require the action by or approval or affirmative vote of the same percentage of outstanding shares, excluding such shares held by such beneficial owner, which shares for the purpose of such vote such beneficial owner shall not be entitled to vote and shall not be considered “outstanding;” (iii) the beneficial owner of such shares shall not otherwise have voting rights with respect to such shares with respect to any matter pursuant to the Declaration of Trust or these By-Laws; and (iv) if such shares held by such beneficial owner shall not be entitled to vote on a matter pursuant to this Section 4(c), such shares shall not be considered “present” or “entitled to vote” for purposes of determining quorum pursuant to Article X, Section 10.4 of the Declaration of Trust and Article II, Section 7 of these By-Laws.

(d) Such shares may be voted upon transfer of beneficial ownership of such shares to another Person unless such transfer constitutes a Control Share Acquisition by the acquirer, in which event the ability of the acquirer to vote such shares shall be subject to the provisions of this Article IIA.

Section 5. Persons Required to Provide Information. Each Person who participates in a Control Share Acquisition and wishes to be able to vote the shares acquired in connection therewith shall provide to the Trust such information as the Trust may request as reasonably necessary for the Trust to apply the provisions in this Article IIA.

Section 6. Amendment

. Except pursuant to Section 7 of this Article IIA, any waiver, amendment, repeal or modification of, or adoption of any provision inconsistent with, this Article IIA (or any provision hereof) shall not waive, amend, repeal or modify the application of this Article IIA to any Control Share Acquisition that occurred prior to the time of such waiver, amendment, repeal, modification or adoption.

Section 7. INTERPRETATION. The Trustees may adopt policies, procedures or resolutions to supply any omission, cure any ambiguity or correct or supplement any defective or inconsistent provisions contained in this Article IIA. Any interpretation of any term or provision contained in this Article IIA made by the Trustees in good faith shall be conclusive and binding upon all shareholders.

ARTICLE III
TRUSTEES

Section 1.  VACANCIES.  Vacancies in the Board may be filled by a majority of the remaining trustees, though less than a quorum, or by a sole remaining trustee, unless the Board calls a meeting of shareholders for the purpose of filling such vacancies.  In the event that all Trustee offices become vacant, an authorized officer of the Investment Adviser shall serve as the sole remaining Trustee effective upon the vacancy in the office of the last Trustee, subject to the provisions of the 1940 Act.  In such case, the Investment Adviser, as the sole remaining Trustee, shall, as soon as practicable, fill all of the vacancies on the Board; provided, however, that the percentage of Trustees who are not Interested Persons of the Trust shall be no less than that permitted by the 1940 Act.  Thereupon, the Investment Adviser shall resign as Trustee and a meeting of the shareholders shall be called, as required by the 1940 Act, for the election of Trustees.

Section 2.  PLACE OF MEETINGS AND MEETINGS BY TELEPHONE.  All meetings of the Board may be held at any place within or outside the State of Delaware that has been designated from time to time by the Board.  In the absence of such a designation, regular meetings shall be held at the principal executive office of the Trust.  Subject to any applicable requirements of the 1940 Act, any meeting, regular or special, may be held by conference telephone or similar communication equipment, so long as all trustees participating in the meeting can hear one another, and all such trustees shall be deemed to be present in person at such meeting for purposes of the DBTA and, to the extent permitted, the 1940 Act.

Section 3.  REGULAR MEETINGS.  Regular meetings of the Board shall be held without call at such time as shall from time to time be fixed by the Board.  Such regular meetings may be held without notice.

Section 4.  SPECIAL MEETINGS.  Special meetings of the Board for any purpose or purposes may be called at any time by the chairman of the Board, the president, any vice president, the secretary or any trustee.

Notice of the time and place of special meetings shall be delivered personally or by telephone to each trustee or sent by first-class mail, courier or telegram, charges prepaid, or by facsimile or electronic mail, addressed to each trustee at that trustee's address as it is shown on the records of the Trust.  In case the notice is mailed, it shall be deposited in the United States mail at least seven (7) days before the time of the holding of the meeting.  In case the notice is delivered personally, by telephone, by courier, to the telegraph company, or by express mail, facsimile, electronic mail or similar service, it shall be delivered at least forty-eight (48) hours before the time of the holding of the meeting.  Any oral notice given personally or by telephone may be communicated either to the trustee or to a person at the office of the trustee who the person giving the notice has reason to believe will promptly communicate it to the trustee.  The notice need not specify the purpose of the meeting or the place if the meeting is to be held at the principal executive office of the Trust.

Section 5.  ACTION WITHOUT A MEETING. Unless the 1940 Act requires that a particular action be taken only at a meeting at which the Trustees are present in person, any action to be taken by the Trustees at a meeting may be taken without such meeting by the written consent of a majority of the Trustees then in office.  Any such written consent may be executed and given by telecopy or similar electronic means.  Such written consents shall be filed with the minutes of the proceedings of the Trustees.  If any action is so taken by the Trustees by the written consent of less than all of the Trustees, prompt notice of the taking of such action shall be furnished to each Trustee who did not execute such written consent, provided that the effectiveness of such action shall not be impaired by any delay or failure to furnish such notice.

Section 6.  QUORUM.  A majority of the authorized number of Trustees shall constitute a quorum for the transaction of business, except to adjourn as provided in Sections 8 and 9 of this Article III.  Every act or decision done or made by a majority of the Trustees present at a meeting duly held at which a quorum is present shall be regarded as the act of the Board, subject to the provisions of the Declaration of Trust.  A meeting at which a quorum is initially present may continue to transact business notwithstanding the withdrawal of Trustees if any action taken is approved by at least a majority of the required quorum for that meeting.

Section 7.  WAIVER OF NOTICE.  Notice of any meeting need not be given to any Trustee who either before or after the meeting signs a written waiver of notice, a consent to holding the meeting, or an approval of the minutes.  The waiver of notice or consent need not specify the purpose of the meeting.  All such waivers, consents, and approvals shall be filed with the records of the Trust or made a part of the minutes of the meeting.  Notice of a meeting shall also be deemed given to any Trustee who attends the meeting without protesting before or at its commencement about the lack of notice to that Trustee.

Section 8.  ADJOURNMENT.  A majority of the Trustees present, whether or not constituting a quorum, may adjourn any matter at any meeting to another time and place.

Section 9.  NOTICE OF ADJOURNMENT.  Notice of the time and place of holding an adjourned meeting need not be given unless the meeting is adjourned for more than seven (7) days, in which case notice of the time and place shall be given before the time of the recommencement of an adjourned meeting to the Trustees who were present at the time of the adjournment.

Section 10.  FEES AND COMPENSATION OF TRUSTEES.  Trustees and members of committees may receive such compensation, if any, for their services and such reimbursement of expenses as may be fixed or determined by resolution of the Board.  This Section 10 shall not be construed to preclude any trustee from serving the Trust in any other capacity as an officer, agent, employee, or otherwise and receiving compensation for those services.

ARTICLE IV
COMMITTEES

Section 1.  COMMITTEES OF TRUSTEES.  The Board may, by resolution adopted by a majority of the authorized number of Trustees, designate one or more committees as set forth in the Declaration of Trust, to serve at the pleasure of the Board.  The Board may designate one or more Trustees or other persons as alternate members of any committee who may replace any absent member at any meeting of the committee.  Any committee, to the extent provided in the resolution of the Board, shall have the authority of the Board, except with respect to:

(a)  the approval of any action which under the Declaration of Trust or applicable law also requires shareholders' approval or requires approval by a majority of the entire Board or certain members of the Board;

(b)  the filling of vacancies on the Board or on any committee.  However, a committee may nominate trustees and, if required by the 1940 Act, elect trustees who are not “interested persons” as defined in the 1940 Act;

(c)  the fixing of compensation of the trustees for serving on the Board or on any committee;

(d)  the amendment or repeal of the Declaration of Trust or of these By-Laws or the adoption of a new Declaration of Trust or new By-Laws; or

(e)  the amendment or repeal of any resolution of the Board which by its express terms is not so amendable or repealable.

Section 2.  MEETINGS AND ACTION OF COMMITTEES.  Meetings and action of any committee shall be governed by and held and taken in accordance with the provisions of the Declaration of Trust and Article III of these By-Laws, with such changes in the context thereof as are necessary to substitute the committee and its members for the Board and its members, except that the time of regular meetings of any committee may be determined either by the Board or by the committee.  Special meetings of any committee may also be called by resolution of the Board, and notice of special meetings of any committee shall also be given to all alternate members who shall have the right to attend all meetings of the committee.  The Board may adopt rules for the government of any committee not inconsistent with the provisions of these By-Laws.

ARTICLE V
OFFICERS

Section 1.  OFFICERS.  The officers of the Trust shall be a president, a secretary, and a treasurer.  The Trust may also have, at the discretion of the Board, one or more Vice Chairmen, one or more executive vice presidents, one or more senior vice presidents, one or more vice presidents, one or more assistant vice presidents, one or more assistant secretaries, one or more assistant treasurers, and such other officers as may be appointed in accordance with the provisions of Section 3 of this Article V.  Any number of offices may be held by the same person.  Any officer may be, but need not be, a Trustee or shareholder.  Any officer, or such other person as the Board may appoint, may preside at the meetings of the shareholders.

Section 2.  ELECTION OF OFFICERS.  The officers of the Trust shall be chosen by the Board, and each shall serve at the pleasure of the Board, subject to the rights, if any, of an officer under any contract of employment.

Section 3.  SUBORDINATE OFFICERS.  The Board may appoint and may empower the president to appoint such other officers as the business of the Trust may require, each of whom shall hold office for such period, have such authority and perform such duties as are provided in these By-Laws or as the Board may from time to time determine.

Section 4.  REMOVAL AND RESIGNATION OF OFFICERS.  Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed, either with or without cause, by the Board at any regular or special meeting of the Board, or by an officer upon whom such power of removal may be conferred by the Board.

Any officer may resign at any time by giving written notice to the Trust.  Any resignation shall take effect at the date of the receipt of that notice or at any later time specified in such notice.  Unless otherwise specified in such notice, the acceptance of the resignation shall not be necessary to make it effective.  Any resignation is without prejudice to the rights, if any, of the Trust under any contract to which the officer is a party.

Section 5.  VACANCIES IN OFFICES.  A vacancy in any office because of death, resignation, removal, disqualification or other cause shall be filled in the manner prescribed in these By-Laws for regular appointment to that office.

Section 6.  CHAIRMAN OF THE BOARD.  The Board may elect from among its members a Chairman.  The Chairman shall at all times be a Trustee who meets all applicable regulatory and other relevant requirements for serving in such capacity.  The Chairman shall not be an officer of the Trust, but shall preside over meetings of the Board and shall have such other responsibilities in furthering the Board functions as may be assigned from time to time by the Board of Trustees or prescribed by these By-Laws.  It shall be understood that the election of any Trustee as Chairman shall not impose on that person any duty, obligation, or liability that is greater than the duties, obligations, and liabilities imposed on that person as a Trustee in the absence of such election, and no Trustee who is so elected shall be held to a higher standard of care by virtue thereof.  In addition, election as Chairman shall not affect in any way that Trustee’s rights or entitlement to indemnification under the By-Laws or otherwise by the Trust.  The Chairman shall be elected by the Board annually to hold office until his successor shall have been duly elected and shall have qualified, or until his death, or until he shall have resigned, or have been removed, as herein provided in these By-Laws.  Each Trustee, including the Chairman, shall have one vote.

Resignation.  The Chairman may resign at any time by giving written notice of resignation to the Board.  Any such resignation shall take effect at the time specified in such notice, or, if the time when it shall become effective shall not be specified therein, immediately upon its receipt; and, unless otherwise specified therein, the acceptance of such resignation shall not be necessary to make it effective.

Removal.  The Chairman may be removed by majority vote of the Board with or without cause at any time.

Vacancy.  Any vacancy in the office of Chairman, arising from any cause whatsoever, may be filled for the unexpired portion of the term of the office which shall be vacant by the vote of the Board.

Absence.  If, for any reason, the Chairman is absent from a meeting of the board, the Board may select from among its members who are present at such meeting a Trustee to preside at such meeting.

Section 7.  VICE CHAIRMAN.  Any Vice Chairman shall perform such duties as may be assigned to him from time to time by the Board.  The Vice Chairman need not be a Trustee.

Section 8.  PRESIDENT.  Subject to such supervisory powers, if any, as may be given by the Board to the Chairman of the Board, the president shall be the principal operating and executive officer of the Trust and shall, subject to the control of the Board, have general supervision, direction and control of the business and the officers of the Trust.  The president shall have the general powers and duties of management usually vested in the office of president of a corporation and shall have such other powers and duties as may be prescribed by the Board or these By-Laws.

Section 9.  VICE PRESIDENTS

.  In the absence or disability of the president, the executive vice presidents, senior vice presidents or vice presidents, if any, in order of their rank as fixed by the Board or if not ranked, a vice president designated by the Board, shall perform all the duties of the president and when so acting shall have all powers of, and be subject to all the restrictions upon, the president.  The executive vice president, senior vice presidents or vice presidents, whichever the case may be, shall have such other powers and perform such other duties as from time to time may be prescribed for them respectively by the Board, these By-Laws, the president or the Chairman of the Board.

Section 10.  SECRETARY.  The secretary shall keep or cause to be kept at the principal executive office of the Trust or such other place as the Board may direct a book of minutes of all meetings and actions of trustees, committees of trustees and shareholders with the time and place of holding, whether regular or special, and if special, how authorized, the notice given, the names of those present at trustees' meetings or committee meetings, the number of shares present or represented at shareholders' meetings, and the proceedings.

The secretary shall cause to be kept at the principal executive office of the Trust or at the office of the Trust's administrator, transfer agent or registrar, as determined by resolution of the Board, a share register or a duplicate share register showing the names of all shareholders and their addresses, the number, series and classes of shares held by each, the number and date of certificates, if any, issued for the same and the number and date of cancellation of every certificate surrendered for cancellation.

The secretary shall give or cause to be given notice of all meetings of the shareholders and of the Board required by these By-Laws or by applicable law to be given and shall have such other powers and perform such other duties as may be prescribed by the Board or by these By-Laws.

Section 11.  TREASURER.  The treasurer shall be the principal financial officer of the Trust and shall keep and maintain or cause to be kept and maintained adequate and correct books and records of accounts of the properties and business transactions of the Trust, including accounts of its assets, liabilities, receipts, disbursements, gains, losses, capital, retained earnings and shares.  The books of account shall at all reasonable times be open to inspection by any trustee.

The treasurer shall deposit all monies and other valuables in the name and to the credit of the Trust with such depositories as may be designated by the Board.  The treasurer shall disburse the funds of the Trust as may be ordered by the Board, shall render to the president and trustees, whenever they request it, an account of all of the treasurer’s transactions as principal financial officer and of the financial condition of the Trust and shall have other powers and perform such other duties as may be prescribed by the Board or these By-Laws.

Section 12.  CHIEF LEGAL OFFICER.  The Chief Legal Officer  shall serve as Chief Legal Officer for the Trust, solely for purposes of complying with the attorney conduct rules (“Attorney Conduct Rules”) enacted by the Securities Exchange Commission pursuant to Section 307 of the Sarbanes-Oxley Act of 2002 (the “Act”).  The Chief Legal Officer shall have the authority to exercise all powers permitted to be exercised by a chief legal officer pursuant to Section 307 of the Act.  The Chief Legal Officer, in his sole discretion, may delegate his responsibilities as Chief Legal Officer under the Attorney Conduct Rules to another attorney or firm of attorneys.

Section 13.  CHIEF COMPLIANCE OFFICER.  The Chief Compliance Officer shall be responsible for administering the Trust’s policies and procedures approved by the Board under Rule 38a-1 of the Investment Company Act of 1940, as amended.  Notwithstanding any other provision of these By-Laws, the designation, removal and compensation of Chief Compliance Officer are subject to Rule 38a-1 under the Investment Company Act of 1940, as amended.

ARTICLE VI
RECORDS AND REPORTS

Section 1.  MAINTENANCE AND INSPECTION OF SHARE REGISTER.  The Trust shall keep at its offices, or at the office of its transfer or other duly authorized agent, records of its shareholders that provide the names and addresses of all shareholders and the number, series and classes, if any, of shares held by each shareholder. Separate registers shall be established and maintained for each class or series of shares.  Such records for a class or series may be inspected, upon at least ten (10) business days’ notice, during the Trust’s regular business hours by any shareholder of that class or series, or its duly authorized representative, upon reasonable written demand to the Trust provided at least ten (10) business days in advance, for any purpose reasonably related to such shareholder’s interest as a shareholder.

Section 2.  MAINTENANCE AND INSPECTION OF DECLARATION OF TRUST AND BY‑LAWS.  The Trust shall keep at its offices the original or a copy of the Declaration of Trust and these By-Laws, as amended or restated from time to time, where they may be inspected, upon at least ten (10) business days’ notice, during the Trust’s regular business hours by any shareholder, or its duly authorized representative, upon reasonable written demand to the Trust provided at least ten (10) business days in advance, for any purpose reasonably related to such shareholder’s interest as a shareholder.

Section 3.  MAINTENANCE AND INSPECTION OF OTHER RECORDS.  The accounting books and records and minutes of proceedings of the shareholders, the Board, any committee of the Board or any advisory committee shall be kept at such place or places designated by the Board or, in the absence of such designation, at the offices of the Trust.  The minutes and the accounting books and records shall be kept either in written form or in any other form capable of being converted into written form.

If information is requested by a shareholder, the Board, or, in case the Board does not act, the president, any vice president or the secretary, shall establish reasonable standards governing, without limitation, the information and documents to be furnished and the time and the location, if appropriate, of furnishing such information and documents.  Costs of providing such information and documents shall be borne by the requesting shareholder.  The Trust shall be entitled to reimbursement for its direct, out-of-pocket expenses incurred in declining unreasonable requests (in whole or in part) for information or documents.

The Board, or, in case the Board does not act, the president, any vice president or the secretary, may keep confidential from shareholders for such period of time as the Board or such officer, as applicable, deems reasonable any information that the Board or such officer, as applicable, reasonably believes to be in the nature of trade secrets or other information that the Board or such officer, as the case may be, in good faith believes would not be in the best interests of the Trust to disclose or that could damage the Trust or its business or that the Trust is required by law or by agreement with a third party to keep confidential.

Section 4.  INSPECTION BY TRUSTEES.  Every Trustee shall have the absolute right during the Trust’s regular business hours to inspect all books, records, and documents of every kind and the physical properties of the Trust.  This inspection by a Trustee may be made in person or by an agent or attorney and the right of inspection includes the right to copy and make extracts of documents.

ARTICLE VII
DIVIDENDS

Section 1.  DECLARATION OF DIVIDENDS

.  Dividends upon the shares of beneficial interest of the Trust may, subject to the provisions of the Declaration of Trust, if any, be declared by the Board at any regular or special meeting, pursuant to applicable law.  Dividends may be paid in cash, in property, or in shares of the Trust.

Section 2.  Delegation of Authority Relating to Dividends.  The Trustees or the Executive Committee may delegate to any Officer or Agent of the Trust the ability to authorize the payment of dividends and the ability to fix the amount and other terms of a dividend regardless of whether or not such dividend has previously been authorized by the Trustees.

Section 3.  RESERVES.  Before payment of any dividend, there may be set aside out of any funds of the Trust available for dividends such sum or sums as the Board may, from time to time, in its absolute discretion, think proper as a reserve fund to meet contingencies, or for equalizing dividends, or for repairing or maintaining any property of the Trust, or for such other purpose as the Board shall deem to be in the best interests of the Trust, and the Board may abolish any such reserve in the manner in which it was created.

ARTICLE VIII
GENERAL MATTERS

Section 1.  CHECKS, DRAFTS, EVIDENCES OF INDEBTEDNESS.  All checks, drafts, or other orders for payment of money, notes or other evidences of indebtedness issued in the name of or payable to the Trust shall be signed or endorsed by such person or persons and in such manner as from time to time shall be determined by the Board or as may be contracted to service providers.

Section 2.  CONTRACTS AND INSTRUMENTS; HOW EXECUTED.  The Board, except as otherwise provided in these By-Laws, may authorize any officer or officers or agent or agents, to enter into any contract or execute any instrument in the name of and on behalf of the Trust and this authority may be general or confined to specific instances; and unless so authorized or ratified by the Board or within the agency power of an officer, no officer, agent, or employee shall have any power or authority to bind the Trust by any contract or engagement or to pledge its credit or to render it liable for any purpose or for any amount.

Section 3.  CERTIFICATES FOR SHARES.  No certificates for shares of beneficial interest in any series shall be issued except as the Board of Trustees may otherwise determine from time to time.  Should the Board of Trustees authorize the issuance of such certificates, a certificate or certificates for shares of beneficial interest in any series of the Trust may be issued to a shareholder upon the shareholder’s request when such shares are fully paid.  All certificates shall be signed in the name of the Trust by the chairman of the Board or the president or vice president and by the treasurer or an assistant treasurer or the secretary or any assistant secretary, certifying the number of shares and the series and class of shares owned by the shareholders.  Any or all of the signatures on the certificate may be facsimile.  In case any officer, transfer agent, or registrar who has signed or whose facsimile signature has been placed on a certificate shall have ceased to be such officer, transfer agent, or registrar before such certificate is issued, it may be issued by the Trust with the same effect as if such person were an officer, transfer agent or registrar at the date of issue.  Notwithstanding the foregoing, the Trust may adopt and use a system of issuance, recordation and transfer of its shares by electronic or other means.

Section 4.  LOST CERTIFICATES

.  Except as provided in Section 3 or this Section 4, no new certificates for shares shall be issued to replace an old certificate unless the latter is surrendered to the Trust and cancelled at the same time.  The Board may, in case any share certificate or certificate for any other security is lost, stolen, or destroyed, authorize the issuance of a replacement certificate on such terms and conditions as the Board may require, including a provision for indemnification of the Trust secured by a bond or other adequate security sufficient to protect the Trust against any claim that may be made against it, including any expense or liability on account of the alleged loss, theft, or destruction of the certificate or the issuance of the replacement certificate.

Section 5.  REPRESENTATION OF SHARES OF OTHER ENTITIES HELD BY TRUST.  The chairman of the Board, the president or any vice president or any other person authorized by resolution of the Board or by any of the foregoing designated officers, is authorized to vote or represent on behalf of the Trust any and all shares of any corporation, partnership, trust, or other entity, foreign or domestic, standing in the name of the Trust.  The authority granted may be exercised in person or by a proxy duly executed by such designated person.

Section 6.  TRANSFER OF SHARES.  Shares of the Trust shall be transferable only on the record books of the Trust by the person in whose name such shares are registered, or by his or her duly authorized attorney or representative.  In all cases of transfer by an attorney-in-fact, the original power of attorney, or an official copy thereof duly certified, shall be deposited and remain with the Trust, its transfer agent or other duly authorized agent.  In case of transfers by executors, administrators, guardians or other legal representatives, duly authenticated evidence of their authority shall be presented to the Trust, transfer agent or other duly authorized agent, and may be required to be deposited and remain with the Trust, its transfer agent or other duly authorized agent.  No transfer shall be made unless and until the certificate issued to the transferor, if any, shall be delivered to the Trust, its transfer agent or other duly authorized agent, properly endorsed.

Section 7.  HOLDERS OF RECORD.  The Trust shall be entitled to treat the holder of record of any share or shares of the Trust as the owner thereof and, accordingly, shall not be bound to recognize any equitable or other claim to or interest in such share or shares on the part of any other person, whether or not the Trust shall have express or other notice thereof.

Section 8.  FISCAL YEAR.  The fiscal year of the Trust shall be established, re-established or changed from time to time by resolution of the Board.  The fiscal year of the Trust shall be the taxable year of the Trust.

Section 9.  EXCLUSIVE FORUM.  Unless the Trust consents in writing to the selection of an alternative forum, the Court of Chancery of the State of Delaware (or, in the event that the Court of Chancery does not have jurisdiction, the Superior Court of the State of Delaware (Complex Commercial Litigation Division) or, if the Superior Court of the State of Delaware (Complex Commercial Litigation Division) does not have jurisdiction, the federal district court for the District of Delaware) shall, to the fullest extent permitted by law, be the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim of breach of any duty owed by any Trustee or officer or employee of the Trust to the Trust or to the shareholders of the Trust, including, for purposes of this Article, record and beneficial owners, (iii) any action asserting a claim against the Trust or any Trustee or officer or employee of the Trust arising pursuant to any provision of the Delaware Statutory Trust Act or other applicable Delaware law, or the Declaration of Trust or these Bylaws, (iv) any action to interpret, apply, enforce or determine the validity of the Declaration of Trust or these Bylaws, or (v) any action asserting a claim against the Trust or any Trustee or officer or employee of the Trust that is governed by the internal affairs doctrine.

If any action within the scope of this Article is filed in a court other than the Court of Chancery of the State of Delaware, the Superior Court of the State of Delaware (Complex Commercial Litigation Division), or the federal district court for the District of Delaware (a “Foreign Action”) in the name of any shareholder, such shareholder shall be deemed to have consented to (i) the personal jurisdiction of the Court of Chancery of the State of Delaware, the Superior Court of the State of Delaware (Complex Commercial Litigation Division), and the federal district court for the District of Delaware in connection with any action brought in any such court to enforce this Article, and (ii) having service of process made upon such shareholder in any such action by service upon such shareholder’s counsel in the Foreign Action as agent for such shareholder.

This Section 9 shall not apply to actions arising under the federal securities laws.

ARTICLE IX
AMENDMENTS

Section 1.  AMENDMENT.  These By-Laws may be restated and/or amended at any time, without the approval of the shareholders, by an instrument in writing signed by, or a resolution of, a majority of the then Board.

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